RISK MANAGEMENT POLICIES	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
RISK MANAGEMENT POLICIES

15.	RISK MANAGEMENT POLICIES

●	Key Company Risk

The key risks to which Codere Online is exposed are related to the gambling sector. The gaming industry is closely regulated (those regulations extend to the gambling business itself and the gambling formats and channels permitted; management of the risks associated with gambling; gambling advertising; data protection; anti-money laundering; and anti-fraud, among others). Gambling operators are required to fulfil a number of technical and compliance-related obligations in order to operate under licenses that need to be renewed at certain intervals and/or are subject to ongoing oversight. The failure to comply with any of these regulations or requirements or the inability to renew our gambling licenses could have an adverse impact on our business. In addition, new regulations in the future could imply additional restrictions on already-regulated activities that could reduce Codere Online’s ability to offer products and services to its customers.

The industry is also exposed to the formulation of new and interpretation of existing gambling tax regulations in every market. Any increase in the gambling tax burden or changes in tax calculation methodologies could affect the viability of Codere Online’s business. The gambling industry is often in the spotlight and the public perception of what Codere Online does can also have an adverse impact on its performance. Moreover, regulatory changes in the various markets could pave the way for the entry of new competitors or new gambling formats that could have an adverse impact on Codere Online’s business. Lastly, Codere Online is and will remain exposed to inspections and/or lawsuits related with the above-mentioned tax regulations and compliance rules.

Elsewhere, the markets in which Codere Online does business expose it to political, macroeconomic and monetary risks that affect its international operations. The market conditions and social-economic variables in each of Codere Online’s markets affect its customers’ purchasing power and, by extension, its business performance. Codere Online is also affected by political and monetary risks (including exposure to currency devaluations and changes in company law in our operating markets).

In addition, Codere Online is exposed to the risk that its customers’ tastes and preferences could change, as well as the risk that technology could lead to alternative leisure pursuits options. It also faces risks deriving from supplier or competitor concentration in certain formats or products and the ability or inability of the former to create safe gambling products that are attractive to customers and comply with prevailing legislation in one or more markets. Lastly, the impact of technology developments on how the business and product are managed (digitalization and interconnection) implies risks with respect to the integrity of Codere Online’s IT systems and platforms which Codere Online needs to manage proactively in order to avoid potential contingencies. Codere Online’s financial systems currently rely significantly on human intervention. Codere Online is making an effort to reduce the level of human intervention in the related processes.

Codere Online is exposed to various financial market risks as a result of its ordinary business activities. The main market risks affecting Codere Online are the following:

●	Liquidity risk: Codere Online is exposed to liquidity risk if a mismatch arises between its financing needs and its sources of financings.

●	Exchange rate risk: Codere Online is exposed to exchange rate risk because its functional currency is the euro, and the value of financial assets denominated in a currency that is different from Codere Online’s functional currency is subject to variations resulting from fluctuations in exchange rates.

●	Credit risk: Codere Online is exposed to the possibility of a counterparty to an agreement not complying with its contractual obligations, thus negatively affecting results of operations of Codere Online.

Market Risk

As a publicly traded company, Codere Online is exposed to market risks that arise from changes in market prices and rates, including foreign currency exchange rates, interest rates, equity prices, and other factors that affect the capital markets.

Additionally, our company has issued warrants that are also subject to market risk. Adverse changes in these market conditions could have a negative impact on our financial performance and position.

These market risks may impact the financial performance and position of the Company.

Liquidity risk

Codere Online is exposed to liquidity risk if a mismatch arises between its financing needs (including operating, financial and investment needs) and its sources of financing (including cash on statement of financial position and future cash flows).

Exchange rate risk

Exchange rate risk arises when the value of existing assets, liabilities and/or future cash flows are subject to change because of fluctuations in foreign exchange rates. Codere Online’s exposure to the risk of changes in foreign exchange rates relates primarily to (i) its operations (certain revenues and expenses being denominated in foreign currencies) and (ii) certain cash balances being held in foreign currencies.

Codere Online actively manages exchange rate risks to control the exposure of balances to foreign currency in order to minimize the risks associated with exchange rate variations and optimizing Codere Online’s financial cost.

The following tables include the outstanding current asset and current liability balances in foreign currencies as of December 31, 2025 and 2024 in thousands of euros:

12/31/2025

	Current assets	Current liabilities
ILS	434	2,932
COP	6,184	1,995
MXN	22,295	14,434
PAB	3,185	1,069
ARS	734	361
Total	32,832	20,791

12/31/2024

	Current assets	Current liabilities
ILS	969	2,378
COP	5,501	1,697
MXN	15,408	15,440
PAB	3,344	2,012
ARS	1,331	428
Total	26,553	21,955

Sensitivity analysis

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2025(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,415.01	(419)	-	419	-
MXN/EUR	21.09	(789)	-	789	-
USD/EUR	1.18	(212)	-	212	-
ARS/EUR	1,709.69	(37)	-	37	-
ILS/EUR	3.75	250	-	(250)	-

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2024(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,580.9	(380)	-	380	-
MXN/EUR	21.31	3	-	(3)	-
USD/EUR	1.04	(1,132)	-	1,132	-
ARS/EUR	1,072.14	(91)	-	91	-
ILS/EUR	3.79	141	-	(141)	-

		Sensitivity -10% (in thousands of euros)		Sensitivity +10% (in thousands of euros)
Currency	Exchange rate 12/31/2023(*)	Income statement	Equity	Income statement	Equity
COP/EUR	4,223.37	(197)	-	197	-
MXN/EUR	18.67	606	-	(606)	-
USD/EUR	1.11	495	-	(495)	-
ARS/EUR	893.34	192	-	(192)	-
ILS/EUR	4.01	12	-	(12)	-

Credit risk

Codere Online does not have significant credit risk exposure to any single counterparty or any group of counterparties having similar characteristics.

Codere Online considers a financial asset to be in default when:

-	the debtor is unlikely to pay its credit obligations to Codere Online in full, without recourse by Codere Online to actions such as realising security (if any is held)

Impairment provisions are determined on the basis of lifetime expected credit losses, including those expected at the individual level, using reasonable and supportable forward-looking information, based on the best information available at the date of authorizing the financial statements for issue. They are re-estimated at every reporting date on an individual basis, using the following criteria:

-	The age of the debt.

-	The existence of financial difficulties, including bankruptcy proceedings.

-	An analysis of the debtor’s ability to repay the asset.

As described in Note 3, Codere Online’s historical credit loss experience with Group’s entities is nil. The expected credit loss is estimated based on external risk parameters, publicly available, such as the probability of default (“PD”) of Codere Group and a loss given at default (“LGD”) of 100%.